Fees Summary	Mar. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 175,000,000.00
Previously Paid Amount	15,881.50
Total Fee Amount	17,262.50
Total Offset Amount	0.00
Net Fee	$ 1,381.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A